SCHEDULE OF INVESTMENTS
International Core Equity (in thousands)	SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia
Materials – 1.3%
Newcrest Mining Ltd.	516	$8,546

Total Australia - 1.3%		$8,546

Brazil
Consumer Staples – 0.8%
Ambev S.A.	1,742	4,904

Financials – 1.1%
Banco Bradesco S.A.	1,859	7,099

Total Brazil - 1.9%		$12,003

Canada
Consumer Discretionary – 2.6%
Canada Goose Holdings, Inc.(A)	271	9,662
Dollarama, Inc.	163	7,087

		16,749

Energy – 1.4%
Suncor Energy, Inc.	422	8,753

Industrials – 1.3%
Canadian Pacific Railway Ltd.(B)	130	8,515

Materials – 1.0%
Teck Cominco Ltd.	271	6,746

Total Canada - 6.3%		$40,763

China
Financials – 0.4%
China International Capital Corp. Ltd., H Shares	1,126	2,942

Total China - 0.4%		$2,942

Denmark
Health Care – 1.5%
Genmab A.S.(A)	21	9,356

Industrials – 1.1%
A.P. Moller - Maersk A/S	2	4,838
A.P. Moller - Maersk A/S, Class A	1	2,471

		7,309

Total Denmark - 2.6%		$16,665

France
Consumer Discretionary – 1.3%
Compagnie Generale des Etablissements Michelin, Class B	54	8,282

Consumer Staples – 2.0%
Carrefour S.A.	725	12,984

Energy – 1.7%
TotalEnergies SE(B)	235	11,232

Financials – 1.4%
BNP Paribas S.A.(B)	143	9,131

Industrials – 6.3%
Airbus SE	109	14,462
Compagnie de Saint-Gobain	99	6,659
Schneider Electric S.A.	62	10,330
Vinci	86	8,943

		40,394

Information Technology – 1.4%
Cap Gemini S.A.	46	9,452

Utilities – 1.0%
ENGIE S.A.	506		6,621

Total France - 15.1%			$98,096

Germany
Communication Services – 1.1%
Deutsche Telekom AG, Registered Shares	351		7,040

Consumer Discretionary – 1.9%
AUTO1 Group SE(A)	96		3,522
Continental AG	85		9,260
Vitesco Technologies Group AG(A)	—	*	—	*

			12,782

Consumer Staples – 1.5%
Beiersdorf Aktiengesellschaft	91		9,794

Financials – 1.1%
Deutsche Boerse AG	45		7,276

Health Care – 2.8%
Merck KGaA	85		18,392

Industrials – 1.5%
Siemens AG	58		9,494

Information Technology – 1.2%
SAP AG	56		7,600

Materials – 1.3%
HeidelbergCement AG	113		8,410

Utilities – 1.1%
RWE Aktiengesellschaft	193		6,811

Total Germany - 13.5%			$87,599

Hong Kong
Financials – 1.5%
AIA Group Ltd.	829		9,533

Total Hong Kong - 1.5%			$9,533

India
Energy – 1.2%
Reliance Industries Ltd.	225		7,602

Total India - 1.2%			$7,602

Japan
Consumer Discretionary – 6.3%
Honda Motor Co. Ltd.(B)	277		8,528
Ryohin Keikaku Co. Ltd.	286		6,352
Sekisui House Ltd.	382		7,998
Subaru Corp.	495		9,143
Zozo, Inc.	221		8,285

			40,306

Consumer Staples – 1.5%
Seven & i Holdings Co. Ltd.	220		10,033

Energy – 1.3%
Inpex Corp.	1,100		8,564

Financials – 3.0%
ORIX Corp.	434		8,114
Tokio Marine Holdings, Inc.(B)	201		10,764

			18,878

Health Care – 1.3%
Terumo Corp.	180		8,483

Industrials – 1.4%
SMC Corp.	14	8,797

Information Technology – 1.3%
Shimadzu Corp.	188	8,239

Total Japan - 16.1%		$103,300

Mexico
Consumer Staples – 1.5%
Fomento Economico Mexicano S.A.B. de C.V.	111	9,656

Materials – 1.1%
Fresnillo plc	648	6,783

Total Mexico - 2.6%		$16,439

Netherlands
Consumer Discretionary – 2.5%
Prosus N.V.	111	8,899
Stellantis N.V.	365	6,957

		15,856

Energy – 1.2%
Royal Dutch Shell plc, Class A	359	8,012

Financials – 1.1%
ING Groep N.V., Certicaaten Van Aandelen	477	6,935

Health Care – 1.5%
Koninklijke Philips Electronics N.V., Ordinary Shares	221	9,798

Industrials – 1.0%
Randstad Holding N.V.(B)	99	6,685

Total Netherlands - 7.3%		$47,286

Norway
Financials – 1.5%
DNB ASA(A)(B)	418	9,513

Total Norway - 1.5%		$9,513

South Africa
Materials – 1.1%
Mondi plc	282	6,920

Total South Africa - 1.1%		$6,920

South Korea
Industrials – 1.0%
LG Corp.	88	6,815

Information Technology – 1.5%
Samsung Electronics Co. Ltd.	160	9,937

Total South Korea - 2.5%		$16,752

Spain
Financials – 1.6%
Banco Bilbao Vizcaya Argentaria S.A.	1,625	10,725

Total Spain - 1.6%		$10,725

Sweden
Consumer Staples – 1.3%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	281	8,710

Industrials – 1.0%
Epiroc AB, Class A(A)	208	4,330

Epiroc AB, Class B(A)	102	1,811

		6,141

Total Sweden - 2.3%		$14,851

Switzerland
Health Care – 1.6%
Roche Holdings AG, Genusscheine	28	10,194

Industrials – 1.1%
Ferguson plc	53	7,323

Total Switzerland - 2.7%		$17,517

United Kingdom
Communication Services – 2.1%
BT Group plc(A)	1,486	3,186
WPP Group plc	767	10,272

		13,458

Consumer Discretionary – 1.1%
Persimmon plc	202	7,234

Consumer Staples – 2.6%
Tesco plc	2,594	8,833
Unilever plc	137	7,422

		16,255

Energy – 2.4%
Technip-Coflexip(A)	977	11,472
TechnipFMC plc(A)	531	4,001

		15,473

Financials – 2.6%
Legal & General Group plc	2,053	7,715
Prudential plc	474	9,200

		16,915

Health Care – 4.1%
AstraZeneca plc	34	4,135
AstraZeneca plc ADR	116	6,971
GlaxoSmithKline plc	701	13,238
GlaxoSmithKline plc ADR	49	1,869

		26,213

Total United Kingdom - 14.9%		$95,548

United States
Financials – 0.0%
Jackson Financial, Inc., Class A(A)	—*	—*

Health Care – 1.1%
Ortho Clinical Diagnostics Holdings plc(A)	387	7,153

Total United States - 1.1%		$7,153

TOTAL COMMON STOCKS – 97.5%		$629,753

(Cost: $579,120)

PREFERRED STOCKS

Germany
Consumer Discretionary – 1.2%
Volkswagen AG, 2.260%	34	7,676

Total Germany - 1.2%		$7,676

TOTAL PREFERRED STOCKS – 1.2%		$7,676

(Cost: $6,161)

SHORT-TERM SECURITIES

Money Market Funds(C) – 4.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	6,135	6,136

Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.010%(D)	21,243	21,243

		27,379

TOTAL SHORT-TERM SECURITIES – 4.2%		$27,379

(Cost: $27,379)

TOTAL INVESTMENT SECURITIES – 102.9%		$664,808

(Cost: $612,660)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.9)%		(18,705)

NET ASSETS – 100.0%		$646,103

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $36,206 are on loan.

(C)	Rate shown is the annualized 7-day yield at September 30, 2021.

(D)	Investment made with cash collateral received from securities on loan.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$—	$20,498	$—
Consumer Discretionary	20,271	80,938	—
Consumer Staples	14,560	57,776	—
Energy	20,659	38,977	—
Financials	7,099	91,848	—
Health Care	15,993	73,596	—
Industrials	12,845	88,628	—
Information Technology	—	35,228	—
Materials	6,746	30,659	—
Utilities	—	13,432	—

Total Common Stocks	$98,173	$531,580	$—
Preferred Stocks	—	7,676	—
Short-Term Securities	27,379	—	—

Total	$125,552	$539,256	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$612,660

Gross unrealized appreciation	79,588

Gross unrealized depreciation	(27,440)

For Federal income tax purposes, cost of investments owned at September 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Net unrealized appreciation	$52,148